Contract Assets, Net - Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets [Abstract]
Balance at beginning of the year	$ 307,040
Retrospective adjustment upon adoption of ASC 326	382,960
Provision for the year	60,000	307,040
Balance at end of the year	$ 750,000	$ 307,040